Faegre Drinker Biddle & Reath LLP

191 N. Wacker Drive, Ste. 3700

Chicago, IL 60606-1698

Telephone: (312) 569-1000

Fax: (312) 569-3000

www.faegredrinker.com

May 1, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FS Series Trust (the “Trust”)

(1933 Act Registration No. 333-214851)

(1940 Act Registration No. 811-23216)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that the prospectus and statement of additional information relating to the FS Multi-Strategy Alternatives Fund, FS Managed Futures Fund, FS Global Macro Fund, FS Real Asset Fund, FS Long/Short Equity Fund and FS Event Driven Fund each dated April 30, 2020 for the Trust that would have been filed under paragraph (c) of Rule 497 of the Securities Act would not have differed from the prospectus and statement of additional information dated April 30, 2020 contained in the Trust’s Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Post-Effective Amendment No. 17 under the Investment Company Act of 1940, as amended, which was filed on April 29, 2020 (Accession No. 0001104659-20-053434).

Questions and comments concerning this letter may be directed to the undersigned at (312) 569-1107.

Very truly yours,

/s/ David L. Williams

David L. Williams

cc:	Stephen S. Sypherd
cc:	Joshua B. Deringer